Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended				13 Months Ended	29 Months Ended
	Mar. 31, 2022	Feb. 26, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2024	May 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The table below provides the “compensation actually paid” to our principal executive officers (“PEOs”) and the average “compensation actually paid” to our other named executive officers
(“Non-PEO
NEOs”), as calculated by SEC rules,
and
certain financial performance measures, in each case, for our three most recently completed fiscal years and the transition period.

Fiscal Year	Summary Compensation Table Total for PEOs ($)			Compensation Actually Paid to PEO ($)			Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in thousands)	Adjusted Operating Income ($ in thousands)
	Stephanie Linnartz	Colin Browne	Patrik Frisk	Stephanie Linnartz	Colin Browne	Patrik Frisk			Company TSR ($)	Peer Group TSR ($)
(a)	(b)(1)			(c)(2)			(d)(1)	(e)(2)	(f)(3)	(g)(3)	(h)(4)	(i)(4)(5)
2024	10,482,190	n/a	n/a	5,232,702	n/a	n/a	2,701,795	723,872	34.16	46.35	232,042	350,810
2023	11,300,000	5,481,578	8,640,309	11,287,126	2,712,210	(5,682,435)	2,644,984	(605,281)	43.93	54.51	374,459	309,586
2022 TP	n/a	n/a	3,978,714	n/a	n/a	1,444,574	1,215,815	397,558	78.79	78.67	(63,146)	7,564
2021	n/a	n/a	15,544,913	n/a	n/a	18,161,011	4,352,657	5,337,782	98.10	95.08	351,003	518,248
2020	n/a	n/a	7,380,315	n/a	n/a	3,524,442	2,203,092	509,851	79.49	89.64	(556,530)	(7,303)

(1)
Ms. Linnartz served as our PEO from February 27, 2023 through March 31, 2024. Mr. Browne served as our PEO from June 1, 2022 through February 26, 2023. Mr. Frisk served as our
PEO from January 1, 2020 through May 31, 2022. The individuals comprising the
Non-PEO
NEOs for each fiscal period presented are listed below.

Fiscal Year 2024	Fiscal Year 2023	Transition Period	Fiscal Year 2021	Fiscal Year 2020

Kevin Plank	Kevin Plank	Kevin Plank	Kevin Plank	Kevin Plank

David Bergman	David Bergman	David Bergman	David Bergman	David Bergman

Jim Dausch	Massimo Baratto	Colin Browne	Colin Browne	Colin Browne

David Baxter	Stephanie Pugliese	Massimo Baratto	Stephanie Pugliese	Stephanie Pugliese

Lisa Collier	Tchernavia Rocker	Stephanie Pugliese

Tchernavia Rocker		Tchernavia Rocker

(2)
The values included in these columns for the “compensation actually paid” to each PEO and the average compensation actually paid to our
Non-PEO
NEOs have been calculated in accordance with Item 402(v) of Regulation
S-K.
For each fiscal period, the values included in the columns for the “compensation actually paid” to each PEO and the average “compensation actually paid” to our
Non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	PEOs ($)							Average for Non-PEO NEOs ($)
	Stephanie Linnartz		Colin Browne	Patrik Frisk
	FY2024	FY2023	FY2023	FY2023	2022 TP	FY2021	FY2020	FY2024	FY2023	2022 TP	FY2021	FY2020
Summary Compensation Table Total	10,482,190	11,300,000	5,481,578	8,640,309	3,978,714	15,544,913	7,380,315	2,701,795	2,644,984	1,215,815	4,352,657	2,203,092
Adjustments to the Summary Compensation Table Total to Calculate Compensation Actually Paid
Deduct: Grant date fair value of equity awards in fiscal year as reported in Summary Compensation Table	8,000,000	11,000,000	3,875,000	—	3,500,000	10,000,000	5,250,000	1,603,127	1,225,000	1,041,667	2,437,500	1,203,125
Add: Fair value of equity awards granted in covered fiscal year at end of year	4,085,844	10,987,126	2,510,891	—	3,766,267	9,390,957	6,502,114	687,137	654,000	1,120,916	2,289,051	1,375,314
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards in prior fiscal years that vested during covered fiscal year	(141,672)	—	(431,006)	(680,607)	(967,082)	1,491,113	(1,339,806)	(33,911)	(290,807)	(174,198)	239,671	(204,231)
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of covered fiscal year	(1,193,660)	—	(974,253)	—	(1,833,325)	1,734,028	(3,768,181)	(718,083)	(2,010,985)	(723,308)	893,903	(1,661,199)
Add For awards that are granted and vest in the same year the fair value as of the vesting date	—	—	—	—	—	—	—		—	—	—	—
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	—	—	—	13,642,137	—	—	—	309,939	377,473	—	—	—
Add: Dividends or other earnings paid on equity awards in covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—	—		—	—	—	—

Compensation Actually Paid	5,232,702	11,287,126	2,712,210	(5,682,435)	1,444,574	18,161,011	3,524,442	723,872	(605,281)	397,558	5,337,782	509,851

(3)
“TSR” stands for Total Stockholder Return. The Peer Group TSR shown in this table uses the S&P 500 Apparel, Accessories & Luxury Goods Index, which we also use in the stock performance graph required by Item 201(e) of Regulation
S-K
for the years reflected in the table above. The dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of an assumed $100 investment in the company’s Class A Stock and the S&P 500 Apparel, Accessories & Luxury Goods Index, respectively, on the last trading day of 2019, assuming reinvestment of dividends.

(4)	Net income and adjusted operating income are rounded to the nearest hundred thousand.

(5)	Adjusted operating income is calculated as described in Appendix B.

Company Selected Measure Name			Adjusted operating income
Named Executive Officers, Footnote
(1)
Ms. Linnartz served as our PEO from February 27, 2023 through March 31, 2024. Mr. Browne served as our PEO from June 1, 2022 through February 26, 2023. Mr. Frisk served as our
PEO from January 1, 2020 through May 31, 2022. The individuals comprising the
Non-PEO
NEOs for each fiscal period presented are listed below.

Fiscal Year 2024	Fiscal Year 2023	Transition Period	Fiscal Year 2021	Fiscal Year 2020

Kevin Plank	Kevin Plank	Kevin Plank	Kevin Plank	Kevin Plank

David Bergman	David Bergman	David Bergman	David Bergman	David Bergman

Jim Dausch	Massimo Baratto	Colin Browne	Colin Browne	Colin Browne

David Baxter	Stephanie Pugliese	Massimo Baratto	Stephanie Pugliese	Stephanie Pugliese

Lisa Collier	Tchernavia Rocker	Stephanie Pugliese

Tchernavia Rocker		Tchernavia Rocker

Peer Group Issuers, Footnote			The Peer Group TSR shown in this table uses the S&P 500 Apparel, Accessories & Luxury Goods Index
Adjustment To PEO Compensation, Footnote
(2)
The values included in these columns for the “compensation actually paid” to each PEO and the average compensation actually paid to our
Non-PEO
NEOs have been calculated in accordance with Item 402(v) of Regulation
S-K.
For each fiscal period, the values included in the columns for the “compensation actually paid” to each PEO and the average “compensation actually paid” to our
Non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	PEOs ($)							Average for Non-PEO NEOs ($)
	Stephanie Linnartz		Colin Browne	Patrik Frisk
	FY2024	FY2023	FY2023	FY2023	2022 TP	FY2021	FY2020	FY2024	FY2023	2022 TP	FY2021	FY2020
Summary Compensation Table Total	10,482,190	11,300,000	5,481,578	8,640,309	3,978,714	15,544,913	7,380,315	2,701,795	2,644,984	1,215,815	4,352,657	2,203,092
Adjustments to the Summary Compensation Table Total to Calculate Compensation Actually Paid
Deduct: Grant date fair value of equity awards in fiscal year as reported in Summary Compensation Table	8,000,000	11,000,000	3,875,000	—	3,500,000	10,000,000	5,250,000	1,603,127	1,225,000	1,041,667	2,437,500	1,203,125
Add: Fair value of equity awards granted in covered fiscal year at end of year	4,085,844	10,987,126	2,510,891	—	3,766,267	9,390,957	6,502,114	687,137	654,000	1,120,916	2,289,051	1,375,314
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards in prior fiscal years that vested during covered fiscal year	(141,672)	—	(431,006)	(680,607)	(967,082)	1,491,113	(1,339,806)	(33,911)	(290,807)	(174,198)	239,671	(204,231)
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of covered fiscal year	(1,193,660)	—	(974,253)	—	(1,833,325)	1,734,028	(3,768,181)	(718,083)	(2,010,985)	(723,308)	893,903	(1,661,199)
Add For awards that are granted and vest in the same year the fair value as of the vesting date	—	—	—	—	—	—	—		—	—	—	—
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	—	—	—	13,642,137	—	—	—	309,939	377,473	—	—	—
Add: Dividends or other earnings paid on equity awards in covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—	—		—	—	—	—

Compensation Actually Paid	5,232,702	11,287,126	2,712,210	(5,682,435)	1,444,574	18,161,011	3,524,442	723,872	(605,281)	397,558	5,337,782	509,851

Non-PEO NEO Average Total Compensation Amount	$ 1,215,815		$ 2,701,795	$ 2,644,984	$ 4,352,657	$ 2,203,092
Non-PEO NEO Average Compensation Actually Paid Amount	397,558		$ 723,872	(605,281)	5,337,782	509,851
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The values included in these columns for the “compensation actually paid” to each PEO and the average compensation actually paid to our
Non-PEO
NEOs have been calculated in accordance with Item 402(v) of Regulation
S-K.
For each fiscal period, the values included in the columns for the “compensation actually paid” to each PEO and the average “compensation actually paid” to our
Non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	PEOs ($)							Average for Non-PEO NEOs ($)
	Stephanie Linnartz		Colin Browne	Patrik Frisk
	FY2024	FY2023	FY2023	FY2023	2022 TP	FY2021	FY2020	FY2024	FY2023	2022 TP	FY2021	FY2020
Summary Compensation Table Total	10,482,190	11,300,000	5,481,578	8,640,309	3,978,714	15,544,913	7,380,315	2,701,795	2,644,984	1,215,815	4,352,657	2,203,092
Adjustments to the Summary Compensation Table Total to Calculate Compensation Actually Paid
Deduct: Grant date fair value of equity awards in fiscal year as reported in Summary Compensation Table	8,000,000	11,000,000	3,875,000	—	3,500,000	10,000,000	5,250,000	1,603,127	1,225,000	1,041,667	2,437,500	1,203,125
Add: Fair value of equity awards granted in covered fiscal year at end of year	4,085,844	10,987,126	2,510,891	—	3,766,267	9,390,957	6,502,114	687,137	654,000	1,120,916	2,289,051	1,375,314
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards in prior fiscal years that vested during covered fiscal year	(141,672)	—	(431,006)	(680,607)	(967,082)	1,491,113	(1,339,806)	(33,911)	(290,807)	(174,198)	239,671	(204,231)
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of covered fiscal year	(1,193,660)	—	(974,253)	—	(1,833,325)	1,734,028	(3,768,181)	(718,083)	(2,010,985)	(723,308)	893,903	(1,661,199)
Add For awards that are granted and vest in the same year the fair value as of the vesting date	—	—	—	—	—	—	—		—	—	—	—
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	—	—	—	13,642,137	—	—	—	309,939	377,473	—	—	—
Add: Dividends or other earnings paid on equity awards in covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—	—		—	—	—	—

Compensation Actually Paid	5,232,702	11,287,126	2,712,210	(5,682,435)	1,444,574	18,161,011	3,524,442	723,872	(605,281)	397,558	5,337,782	509,851

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the company considers to have been the most important in linking “compensation actually paid” to each PEO and other named executive officers for fiscal year 2024 to company performance. See “Compensation Disclosure and Analysis” and Appendix B for more information.

Fiscal Year 2024 Financial Performance Measures

Adjusted Operating Income

Currency Neutral Net Revenue

Total Shareholder Return Amount	78.79		$ 34.16	43.93	98.1	79.49
Peer Group Total Shareholder Return Amount	78.67		46.35	54.51	95.08	89.64
Net Income (Loss)	$ (63,146,000)		$ 232,042	$ 374,459,000	$ 351,003,000	$ (556,530,000)
Company Selected Measure Amount	7,564,000		350,810,000	309,586,000	518,248,000	(7,303,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Non-GAAP Measure Description			Adjusted operating income is calculated as described in Appendix B.
Measure:: 2
Pay vs Performance Disclosure
Name			Currency Neutral Net Revenue
Stephanie Linnartz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,482,190	$ 11,300,000
PEO Actually Paid Compensation Amount			5,232,702	11,287,126
PEO Name							Ms. Linnartz
Colin Browne [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				5,481,578
PEO Actually Paid Compensation Amount				2,712,210
PEO Name		Mr. Browne
Patrik Frisk [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,978,714			8,640,309	$ 15,544,913	$ 7,380,315
PEO Actually Paid Compensation Amount	1,444,574			(5,682,435)	18,161,011	3,524,442
PEO Name								Mr. Frisk
PEO | Stephanie Linnartz [Member] | Grant Date Fair Value Of Equity Awards In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,000,000)	(11,000,000)
PEO | Stephanie Linnartz [Member] | Fair Value Of Equity Awards Granted In Covered Fiscal Year At End Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,085,844	10,987,126
PEO | Stephanie Linnartz [Member] | Change In Fair Value From End Of Prior Fiscal Year to Vesting Date For Equity Awards in Prior Fiscal Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(141,672)
PEO | Stephanie Linnartz [Member] | Change In Fair Value From End Of Prior Fiscal Year To End Of Covered Fiscal Year For Equity Awards Made In Prior Fiscal Years That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,193,660)
PEO | Colin Browne [Member] | Grant Date Fair Value Of Equity Awards In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,875,000)
PEO | Colin Browne [Member] | Fair Value Of Equity Awards Granted In Covered Fiscal Year At End Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,510,891
PEO | Colin Browne [Member] | Change In Fair Value From End Of Prior Fiscal Year to Vesting Date For Equity Awards in Prior Fiscal Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(431,006)
PEO | Colin Browne [Member] | Change In Fair Value From End Of Prior Fiscal Year To End Of Covered Fiscal Year For Equity Awards Made In Prior Fiscal Years That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(974,253)
PEO | Patrik Frisk [Member] | Grant Date Fair Value Of Equity Awards In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,500,000)				(10,000,000)	(5,250,000)
PEO | Patrik Frisk [Member] | Fair Value Of Equity Awards Granted In Covered Fiscal Year At End Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,766,267				9,390,957	6,502,114
PEO | Patrik Frisk [Member] | Change In Fair Value From End Of Prior Fiscal Year to Vesting Date For Equity Awards in Prior Fiscal Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(967,082)			(680,607)	1,491,113	(1,339,806)
PEO | Patrik Frisk [Member] | Change In Fair Value From End Of Prior Fiscal Year To End Of Covered Fiscal Year For Equity Awards Made In Prior Fiscal Years That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,833,325)				1,734,028	(3,768,181)
PEO | Patrik Frisk [Member] | Fair Value of Equity Awards Forfeited In Covered Fiscal Year Determined At End Of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(13,642,137)
Non-PEO NEO | Grant Date Fair Value Of Equity Awards In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,041,667)		(1,603,127)	(1,225,000)	(2,437,500)	(1,203,125)
Non-PEO NEO | Fair Value Of Equity Awards Granted In Covered Fiscal Year At End Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,120,916		687,137	654,000	2,289,051	1,375,314
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year to Vesting Date For Equity Awards in Prior Fiscal Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,198)		(33,911)	(290,807)	239,671	(204,231)
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Covered Fiscal Year For Equity Awards Made In Prior Fiscal Years That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (723,308)		(718,083)	(2,010,985)	$ 893,903	$ (1,661,199)
Non-PEO NEO | Fair Value of Equity Awards Forfeited In Covered Fiscal Year Determined At End Of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (309,939)	$ (377,473)